ECLIPSE FUNDS
MAINSTAY FUNDS TRUST
THE MAINSTAY FUNDS
51 Madison Avenue
New York, New York  10010

December 23, 2011

VIA EDGAR CORRESPONDENCE

Ms. Mary Cole
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eclipse Funds (File No. 033-08865 and File No. 811-04847)
Mainstay Funds Trust (File No. 333-160918 and File No. 811-22321)
The Mainstay Funds (File No. 033-02610 and File No. 811-04550)
(each a “Registrant,” and collectively, the “Registrants”)

Dear Ms. Cole:

Electronically transmitted for filing via EDGAR are the registration statements relating to:

Name of Registran	Name of Filing

Eclipse Funds	Post-Effective Amendment No. 47

MainStay Funds Trust	Post-Effective Amendment No. 11

The MainStay Funds	Post-Effective Amendment No. 109

These filings are collectively referred to herein as the “Amendments.”

On behalf of each Registrant, please accept this letter as a request that the Staff of the Securities and Exchange Commission (“SEC”) afford the Amendment selective review in accordance with Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC -13768”).

I.	Purpose of the Amendment

The purpose of the Amendments is to disclose changes to the investment objectives of various Funds and to reflect certain other non-material changes to the Prospectuses and Statement of Additional Information (“SAI”).

December 23, 2011 Page 2

II.	Selective Review Request

The Prospectuses and SAI have previously been subject to comprehensive Staff review and comment.  The Registrants each filed a post-effective amendment to its respective registration statement during 2009/2010, each pursuant to Rule 485(a) under the Securities Act, in order to, among other things, implement compliance with the disclosure requirements adopted by the SEC in Investment Company Act Release No. 28584 (Jan. 13, 2009).  Following the Staff’s review of each Rule 485(a) filing, the Registrants received, and responded to, comments from the Staff covering a wide variety of disclosure-related issues. The Registrants then each filed post-effective amendments pursuant to Rule 485(b) under the Securities Act on February 24, 2010 which incorporated the responses to the Staff’s comments.

In light of the review of the Prospectuses and SAI discussed above, we believe that the Amendments should be afforded selective review pursuant to the guidance set forth in IC-13768.  Selective review would serve to expedite the review process, as well as use the Staff’s time more effectively.  In this regard, we hereby request selective review of the Prospectuses and SAI limited to the changes to the investment objectives.

  *           *           *           *

Please contact the undersigned at 973.394.4436 (Kevin M. Bopp) or 973.394.4505 (Thomas C. Humbert) should you have any questions regarding this matter.

Sincerely,

/s/ Kevin M. Bopp
Kevin M. Bopp
Assistant Secretary of the Registrants

/s/ Thomas C. Humbert
Thomas C. Humbert
Assistant Secretary of the Registrants

cc:	J. Kevin Gao
Sander M. Bieber